TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Transactions With Related Parties
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	3,155	2,396	1,398
Compensation and benefits to directors, including benefit component of equity instrument grants	587	415	473

Schedule of Key Management Compensation
	Year ended December 31,
	2023	2024	2025
	in USD thousands
Salaries and other short-term employee benefits	2,425	2,018	1,425
Post-employment benefits	256	394	116
Other long-term benefits	31	29	32
Share-based compensation	1,030	370	298
	3,742	2,811	1,871